8. Accrued Liabilities - Current (Sept 2019 Note) (Details) - USD ($)	Sep. 30, 2019		Dec. 31, 2018		Dec. 31, 2017
Payables and Accruals [Abstract]
Other Accrued Expenses	$ 150,956	[1]	$ 52,865	[1]	$ 1,020,457
Accrued Salaries and Wages	242,419	[2]	137,825	[2]	$ 168,549
Total accrued liabilities - Current	$ 393,375		$ 190,690

[1]	Represents accrued interest, insurance liability and lease deposit on sub-lease.
[2]	Represents accrued salaries and wages and accrued vacation payable to employees for 2019 and accrued vacation payable to employees in 2018